Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
February 28, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 83.3%
	Australia – 1.9%
156,912	Transurban Group (b)	$1,497,211
	Canada – 16.5%
107,459	Enbridge, Inc. (b)	4,031,386
128,103	Hydro One Ltd. (b) (c) (d)	3,324,388
46,450	Pembina Pipeline Corp. (b)	1,525,071
94,560	TC Energy Corp. (b)	3,763,689
		12,644,534
	Hong Kong – 6.0%
653,500	CLP Holdings, Ltd. (b)	4,624,802
	Italy – 10.7%
220,601	Enav S.p.A. (b) (c) (d)	974,851
457,911	Snam S.p.A. (b)	2,250,209
663,718	Terna-Rete Elettrica Nazionale S.p.A. (b)	5,003,960
		8,229,020
	Japan – 3.5%
68,300	West Japan Railway Co. (b)	2,650,635
	United Kingdom – 30.8%
499,732	National Grid PLC (b)	6,299,556
353,457	Pennon Group PLC (b)	3,507,535
213,030	Severn Trent PLC (b)	7,049,249
110,891	SSE PLC (b)	2,328,239
360,993	United Utilities Group PLC (b)	4,420,364
		23,604,943
	United States – 13.9%
53,092	Eversource Energy (b)	4,001,013
145,974	Kinder Morgan, Inc. (b)	2,490,316
27,812	Sempra Energy (b)	4,170,688
		10,662,017
	Total Common Stocks	63,913,162
	(Cost $67,175,253)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 9.8%
	United States – 9.8%
195,535	Enterprise Products Partners, L.P. (b)	4,992,009
46,821	Magellan Midstream Partners, L.P. (b)	2,489,004
	Total Master Limited Partnerships	7,481,013
	(Cost $4,903,168)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 36.1%
	Canada – 0.3%
$248,750	Air Canada, Term Loan B, 3 Mo. LIBOR + 3.50%, 0.75% Floor	8.37%	08/11/28	248,867
	Cayman Islands – 1.3%
500,000	AAdvantage Loyalty IP Ltd., Term Loan, 3 Mo. LIBOR + 4.75%, 0.75% Floor	9.56%	04/20/28	513,352

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Cayman Islands (Continued)
$475,000	SkyMiles IP Ltd., Initial Term Loan, 3 Mo. LIBOR + 3.75%, 1.00% Floor	8.56%	10/20/27	$492,487
				1,005,839
	Ireland – 1.1%
570,666	Castlelake Aviation One DAC, Initial Term Loans, 3 Mo. LIBOR + 2.75%, 0.50% Floor	7.52%	10/22/26	566,520
300,000	Setanta Aircraft Leasing DAC, Term Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	6.73%	11/05/28	298,125
				864,645
	Luxembourg – 2.6%
1,982,404	Connect Finco SARL, Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	8.14%	12/11/26	1,952,172
	United States – 30.8%
455,155	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	6.64%	01/15/25	455,218
1,152,468	Calpine Corp., Term Loan B5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.14%	12/16/27	1,151,984
673,550	Calpine Corp., Term Loan B9, 1 Mo. LIBOR + 2.00%, 0.00% Floor	6.57%	04/05/26	672,709
2,104,280	Charter Communications Operating LLC, Term Loan B2, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.37%	02/01/27	2,088,761
704,993	Core & Main L.P., Term Loan B-1 Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.21%-7.42%	07/27/28	703,780
592,556	CSC Holdings LLC, Term Loan B6, 1 Mo. SOFR + 4.50%, 0.00% Floor	9.06%	01/18/28	556,262
639,937	Cumulus Media New Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	8.58%	03/31/26	611,540
1,109,375	Directv Financing LLC, Initial Term Loan, 1 Mo. LIBOR + 5.00%, 0.75% Floor	9.64%	08/02/27	1,081,957
1,449,187	Frontier Communications Holdings LLC, Term Loan B-Exit, 3 Mo. LIBOR + 3.75%, 0.75% Floor	8.50%	10/08/27	1,421,334
1,670,952	Hamilton Projects Acquiror LLC, Term Loan B, 3 Mo. LIBOR + 4.50%, 0.75% Floor	9.23%	06/17/27	1,668,872
1,125,000	Mileage Plus Holdings LLC, Term Loan B, 3 Mo. LIBOR + 5.25%, 1.00% Floor	10.00%	06/21/27	1,173,308
990,000	Olympus Water US Holding Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50% Floor	8.50%	11/09/28	972,561
2,195,517	Parkway Generation LLC, Term Loan B, 1 Mo. LIBOR + 4.75%, 0.75% Floor	9.64%	02/18/29	2,175,483
287,988	Parkway Generation LLC, Term Loan C, 1 Mo. LIBOR + 4.75%, 0.75% Floor	9.90%	02/18/29	285,288
2,228,430	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.69%	06/23/25	2,224,252
1,439,495	Standard Industries Inc./NJ, Term Loan B, 6 Mo. LIBOR + 2.50%, 0.50% Floor	6.43%	09/22/28	1,437,940
1,492,500	TerraForm Power Operating LLC, Term Loan B, 3 Mo. SOFR + 2.75%, 0.50% Floor	7.43%	05/30/29	1,493,440
500,000	United Airlines, Inc., Class B Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	8.57%	04/21/28	500,440
2,491,241	Viasat, Inc., Term Loan B, 1 Mo. SOFR + 4.50%, 0.50% Floor	9.12%	03/04/29	2,469,442

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$495,788	Vistra Operations Co., LLC, 2018 Incremental Term Loans, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.35%-6.39%	12/31/25	$495,443
				23,640,014
	Total Senior Floating-Rate Loan Interests			27,711,537
	(Cost $27,545,019)
Total Investments – 129.2%	99,105,712
(Cost $99,623,440)
Outstanding Loan – (35.9)%	(27,550,000)
Net Other Assets and Liabilities – 6.7%	5,167,859
Net Assets – 100.0%	$76,723,571

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	All or a portion of this security serves as collateral on the outstanding loan. At February 28, 2023, the segregated value of these securities amounts to $71,394,175.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Currency Exposure Diversification	% of Total Investments
United States Dollar	46.3%
British Pound Sterling	23.8
Canadian Dollar	12.7
Euro	8.3
Hong Kong Dollar	4.7
Japanese Yen	2.7
Australian Dollar	1.5
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2023 is as follows:
	Total Value at 2/28/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 63,913,162	$ 63,913,162	$ —	$ —
Master Limited Partnerships*	7,481,013	7,481,013	—	—
Senior Floating-Rate Loan Interests*	27,711,537	—	27,711,537	—
Total Investments	$ 99,105,712	$ 71,394,175	$ 27,711,537	$—

*	See Portfolio of Investments for country breakout.